Other Expense, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Expense, Net
(Loss) gain on disposition of property and equipment	$ (706,583)	$ (622,233)	$ 48,036
Dismissal severance expense	(420,774)	(776,069)	(1,003,358)
Legal and financial advisory and professional services	(199,331)	(1,048,698)	(265,310)
Donations	(15,000)	(30,000)	(30,000)
Recovery of an insurance claim	372,991
Write-off of unrecoverable indirect taxes, net		(1,151,869)
Impairment adjustments		(3,064,319)	(69,467)
Surcharges for payments of income taxes from prior years		(405,916)
Gain on sale of property		2,582,339
Interest income related to Asset Tax recovered from prior years		182,923	315,778
Expense related to Hurricane "Otis"			(329,721)
Deferred compensation plan liability			337,450
Other, net	(45,127)	(221,058)	13,324
Total other (expense) income	(1,013,824)	(4,554,900)	$ (913,801)
Cable
Other Expense, Net
Impairment adjustments	$ 772,157
Sky
Other Expense, Net
Impairment adjustments		450,000
Impairment Loss Recognised in Profit or Loss, Assets Other Than Goodwill		$ 2,614,319